Purchases and other expenses - Trade payables - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Purchases and other expenses
Trade payables in the opening balance	€ 7,067	€ 6,738	€ 6,475
Business related variations	(124)	297	41
Changes in the scope of consolidation	126	9	125
Translation adjustment	(36)	(71)	47
Reclassifications and other items	10	95	49
Trade payables in the closing balance	€ 7,042	€ 7,067	€ 6,738